PLEASE FILE THIS PROSPECTUS SUPPLEMENT WITH YOUR RECORDS.

                            STRONG COMMON STOCK FUND
                             STRONG DISCOVERY FUND
                               STRONG GROWTH FUND
                             STRONG GROWTH 20 FUND
                              STRONG MID CAP FUND
                            STRONG OPPORTUNITY FUND
                          STRONG SMALL CAP VALUE FUND

                   Supplement to Prospectus dated May 1, 1998
                      as supplemented on October 30, 1998


Effective immediately, Mr. Richard T. Weiss will act as the sole portfolio manager of the Strong Common Stock Fund and the Strong Opportunity Fund.


          The date of this Prospectus Supplement is December 30, 1998.